LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 3,482
2027	3,137
2028	1,227
2029	514
2030 and beyond	418
Total lease payments	8,778
Less imputed interests	(551)
Total	$ 8,227	$ 7,822